Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000008015 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008015 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000008015 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000008015 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000008015 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000008016 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008016 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000008016 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008016 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000008016 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000008017 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008017 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008017 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000008017 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000008017 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000008018 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008018 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008018 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008018 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000008018 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000008019 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008019 [Member] | Vanguard Dividend Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008019 [Member] | Vanguard International Value Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008019 [Member] | Vanguard International Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008019 [Member] | Vanguard International Core Stock Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008019 [Member] | Vanguard PRIMECAP Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008019 [Member] | Vanguard Windsor Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008019 [Member] | Vanguard U S Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008019 [Member] | Vanguard WindsorTM II Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008019 [Member] | Vanguard STAR Core Plus Bond Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[1]
C000008020 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008020 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008020 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008020 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008020 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000008020 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008020 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000008020 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094038 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094038 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094038 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000094038 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094038 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000094038 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094038 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000094038 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094037 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094037 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094037 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000094037 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094037 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000094037 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094037 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000094037 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094036 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094036 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094036 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000094036 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094036 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000094036 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094036 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000094036 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094039 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094039 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094039 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000094039 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094039 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000094039 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094039 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000094039 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170278 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000170278 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170278 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000170278 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170278 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000170278 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170278 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000170278 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257760 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000257760 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000257760 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000257760 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000257760 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000257760 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000257760 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257760 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%

[1]	STAR Core-Plus Bond Fund is the wholly owned fund in which the Fund has invested a portion of its assets.